Schedule of Investments (unaudited) September 30, 2023	BlackRock LifePath® Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 56.3%
iShares Core MSCI Total International Stock ETF(b)	33,637,929	$2,017,939,360
iShares Developed Real Estate Index Fund, Class K	33,500,517	280,399,326
Large Cap Index Master Portfolio	$3,546,693,106	3,546,693,106
Master Small Cap Index Series	$278,641,281	278,641,281

		6,123,673,073

Fixed-Income Funds — 43.7%
iShares TIPS Bond ETF(b)	7,307,197	757,902,473
iShares U.S. Intermediate Credit Bond Index Fund	67,088,448	638,682,027
iShares U.S. Intermediate Government Bond Index Fund	115,491,397	1,096,013,357
iShares U.S. Long Credit Bond Index Fund	55,633,924	476,782,731
iShares U.S. Long Government Bond Index Fund	81,245,374	621,527,108
iShares U.S. Securitized Bond Index Fund	129,119,285	1,156,908,794

		4,747,816,490

Security	Shares	Value

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	8,423,830	$8,426,357
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)	1,198,782	1,198,782

		9,625,139

Total Investments — 100.1% (Cost: $9,841,124,745)		10,881,114,702

Liabilities in Excess of Other Assets — (0.1)%		(10,134,260)

Net Assets — 100.0%		$10,870,980,442

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$8,430,898	(a)	$—		$(5,000)	$459	$8,426,357	8,423,830	$36,848	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,274,503	—		(4,075,721	)(a)	—	—	1,198,782	1,198,782	651,061		—
iShares Core MSCI Total International Stock ETF	2,093,914,920	161,260,650		(319,461,960)		5,058,412	77,167,338	2,017,939,360	33,637,929	33,402,900		—
iShares Developed Real Estate Index Fund, Class K	276,799,500	24,416,979		(2,798,616)		(477,334)	(17,541,203)	280,399,326	33,500,517	4,522,739		—
iShares TIPS Bond ETF	685,735,123	106,773,931		(13,786,017)		(2,860,616)	(17,959,948)	757,902,473	7,307,197	14,216,053		—
iShares U.S. Intermediate Credit Bond Index Fund	511,011,250	145,199,210		(7,886,389)		(270,770)	(9,371,274)	638,682,027	67,088,448	15,649,688		—
iShares U.S. Intermediate Government Bond Index Fund	924,843,207	211,646,197		(24,858,107)		(1,112,298)	(14,505,642)	1,096,013,357	115,491,397	18,078,347		—
iShares U.S. Long Credit Bond Index Fund	479,657,829	54,330,800		(30,521,447)		(2,475,873)	(24,208,578)	476,782,731	55,633,924	18,691,819		—
iShares U.S. Long Government Bond Index Fund	537,624,735	157,857,271		(7,952,415)		(1,284,934)	(64,717,549)	621,527,108	81,245,374	15,304,870		—
iShares U.S. Securitized Bond Index Fund	1,058,165,089	167,338,393		(14,912,002)		(984,324)	(52,698,362)	1,156,908,794	129,119,285	29,123,597		—

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Index 2030 Fund

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$3,269,247,166	$—		$(110,237,773	)(a)(c)	$(23,795,608)	$411,479,321	$3,546,693,106	$3,546,693,106	$42,394,807	$—
Master Small Cap Index Series	231,709,920	44,139,753	(a)(c)	—		623,656	2,167,952	278,641,281	$278,641,281	3,603,570	—

						$(27,584,689)	$289,812,514	$10,881,114,702		$195,676,299	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,298,338,686	$—	$—	$2,298,338,686
Fixed-Income Funds	4,747,816,490	—	—	4,747,816,490
Money Market Funds	9,625,139	—	—	9,625,139

	$7,055,780,315	$—	$—	7,055,780,315

Investments Valued at NAV(a)				3,825,334,387

				$10,881,114,702

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Index 2030 Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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